SHORT-TERM INVESTMENTS	12 Months Ended
Dec. 31, 2024
Investments, Debt and Equity Securities [Abstract]
SHORT-TERM INVESTMENTS

7. SHORT-TERM INVESTMENTS

Short-term investments consist of the following:

	December 31,	December 31,
	2024	2023
	US$	US$
6-month Certificate of Deposits (i)	—	1,624,191
ETF (ii)	957,729	594,492
Common Stock (iii)	—	100,564
Total short-term investments	957,729	2,319,247

(i)	On August 4, 2023, the Company deposited a Certificate of Deposits of $800,000 with a term of 6 months in Citi Bank, with an annual interest rate of 4.75%. As of December 31, 2023, the balance of this CD is $811,918, and the Company recognized the interest income of $11,918 for the year 2023. On August 30, 2023, the Company deposited a Certificate of Deposits of $500,000 with a term of 6 months in Citi Bank, with an annual interest rate of 4.75%. As of December 31, 2023, the balance of this CD is $507,921, and the Company recognized the interest income of $7,921 for the year 2023. On September 30, 2023, the Company deposited a Certificate of Deposits of $300,000 with a term of 6 months in Citi Bank, with an annual interest rate of 4.75%. As of December 31, 2023, the balance of this CD is $304,352, and the Company recognized the interest income of $4,352 for the year 2023. In January 2024, the Company redeemed all of the above-mentioned CDs.

(ii)

On March 31, 2023, the Company purchased 5 units SPDR SER TR SPDR BLOOMBERG 1-3 MNTH T BILL ETF as part of the investment portfolio at a cost of $465.93. On August 31, 2023, the Company purchased 6500 units SPDR SER TR SPDR BLOOMBERG 1-3 MNTH T BILL ETF at a cost of $595,535.95. As of December 31, 2023, the market value of the total 6,505 units ETF was $594,491.95, and the Company recognized the loss on market price of the ETF of $1,509.93 for the year 2023.

On March 28, 2024, the Company purchased 3,970 units SPDR SER TR SPDR BLOOMBERG 1-3 MNTH T BILL ETF as part of the investment portfolio at a cost of $364,490.95. As of December 31, 2024, the market value of the total 10,470 units ETF was $957,729.25, and the Company recognized the loss on market price of the ETF of $1,253.65 for the year 2024.

(iii)	As of December 31, 2023, the Company holds common stocks of FITELL CORP, with the amount of $100,564. The cost of these stocks was $328,590, and the Company recognized the loss on market price of the stocks of $228,026 for 2023. In February and March 2024, the Company sold all of the common stocks of FITELL CORP, and the Company recognized investment gains of $35,770.77 for 2024.

MERCURITY FINTECH HOLDING INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

(In U.S. dollars, except for number of shares and per share (or ADS) data)